Segmented Information and Economic Dependence - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure of geographical areas [abstract]
Revenue from customers accounted for more than 10% of revenue	$ 0	$ 0
Percentage of revenue	10.00%